Related Party Transactions (Details) - USD ($)	Dec. 31, 2020	Dec. 31, 2019
Accounts receivable from related parties	$ 451,031	$ 53,458
JURV [Member]
Accounts receivable from related parties	91,876	0
Xuete [Member]
Accounts receivable from related parties	45,172	0
Sanshui Yijia [Member]
Accounts receivable from related parties	188,573	0
Wanshangbao [Member]
Accounts receivable from related parties	15,160	0
Huoerguosi Guoranfeifan [Member]
Accounts receivable from related parties	7,656	0
Beijing Xuete [Member]
Accounts receivable from related parties	29,400	34,754
Shenzhen Boruiju [Member]
Accounts receivable from related parties	35,678	0
Dongguan Artist Network [Member]
Accounts receivable from related parties	27,563	0
Hangzhou Guanding [Member]
Accounts receivable from related parties	0	0
Hangzhou Jituji [Member]
Accounts receivable from related parties	0	0
Guizhou United World [Member]
Accounts receivable from related parties	$ 9,953	$ 18,704